CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Second Company Repurchase (Details) - Second Company Repurchase - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2019	Apr. 30, 2019	Sep. 30, 2018	Dec. 31, 2020
Equity, Class of Treasury Stock [Line Items]
Repurchase period		6 months
Probability of successfully achieving the contingencies				95.00%
Fair value of contingent repurchase feature				$ 10.03
Series C
Equity, Class of Treasury Stock [Line Items]
Number of shares agreed to repurchase		4,642,857
Price per share	$ 14.00	$ 14.00
Carrying amount of shares to be repurchased		$ 65.0
Fair value of contingent repurchase feature			$ 10.03